Commitments and Contingencies (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 31, 2017	Aug. 31, 2015	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Ontario, California [Member]
Lease agreement expiration date		Oct. 31, 2020
Lease term		month-to-month basis
Operating lease rent expense					$ 1,000	$ 86,000	$ 125,000	$ 173,000
Chairperson, President, And Majority Stockholder [Member]
Lease agreement expiration date	Oct. 01, 2022
Monthly rent	$ 16,000
Computer storage and processing space [Member]
Lease payment description					the Company first became obligated to pay for these services on January 1, 2009, when the monthly payment was $44,000 or $525,000 for the 2009 year. From 2010 to 2014, the service payments were $875,000 annually.		the Company first became obligated to pay for these services on January 1, 2009, when the monthly payment was $44,000 or $525,000 for the 2009 year. From 2010 to 2014, the service payments were $875,000 annually.
Monthly lease payment increase					$ 35,000		$ 35,000
Lease agreement expiration date					Oct. 30, 2025		Oct. 30, 2025
Lease expenses			$ 271,000	$ 265,000	$ 544,000	$ 528,000	$ 1,070,000	$ 1,050,000